Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of property, plant and equipment [text block]

Note 20     Property, plant and equipment

			Furniture,	Production		Buildings			Exploration
	Oil & gas		equipment	facilities and		and	Construction in		and evaluation
Amounts in US$’000	properties		and vehicles	machinery		improvements	progress		assets(a)		Total
Cost as of January 1, 2019	717,510		17,748	172,094		11,554	60,597		59,992		1,039,495
Additions	14,696	(b)	2,052	381		159	96,012		27,449		140,749
Currency translation differences	(3,022)		(414)	(561)		(8)	(106)		(449)		(4,560)
Disposals	—		(102)	(101)		—	—		(59)		(262)
Write-off / Impairment	(7,559)	(c)	—	—	(c)	—	—	(c)	(18,290)	(d)	(25,849)
Transfers	83,010		265	24,183		65	(86,916)		(20,607)		—
Reclassification (g)	26,302		—	(23,489)		—	—		—		2,813
Cost as of December 31, 2019	830,937		19,549	172,507		11,770	69,587		48,036		1,152,386
Additions	(2,863)	(b)	1,180	—		422	55,267		18,429		72,435
Acquisitions (Note 36.1)	185,533		553	16,181		212	1,199		73,310		276,988
Currency translation differences	(14,399)		(194)	(1,036)		(59)	(47)		(401)		(16,136)
Disposals	—		(555)	—		(227)	(33)		—		(815)
Write-off / Impairment	(77,667)	(c)	—	(11,357)		—	(44,840)		(52,652)	(e)	(186,516)
Transfers	48,361		174	21,534		324	(62,285)		(8,108)		—
Assets held for sale (Note 36.2.2)	(1,285)		—	—		—	—		—		(1,285)
Cost as of December 31, 2020	968,617		20,707	197,829		12,442	18,848		78,614		1,297,057
Additions	(1,094)	(b)	930	—		—	82,094		46,234		128,164
Currency translation differences	(3,284)		(43)	(246)		(16)	(18)		(30)		(3,637)
Disposals	—		(1,762)	(900)		(978)	(3,372)		(338)		(7,350)
Write-off / Impairment	(1,575)	(c)	—	(2,759)	(c)	—	—	(c)	(12,262)	(f)	(16,596)
Transfers	68,315		58	13,305		391	(70,321)		(11,748)		—
Assets held for sale (Note 36.3.1)	(73,047)		(1,178)	(6,052)		(177)	(27)		—		(80,481)
Cost as of December 31, 2021	957,932		18,712	201,177		11,662	27,204		100,470		1,317,157
Depreciation and write-down as of January 1, 2019	(359,358)		(13,361)	(103,704)		(5,902)	—		—		(482,325)
Depreciation	(83,276)		(2,096)	(16,708)		(804)	—		—		(102,884)
Disposals	—		85	34		—	—		—		119
Currency translation differences	2,492		223	480		110	—		—		3,305
Reclassification (g)	(27,664)		—	24,851		—	—		—		(2,813)
Depreciation and write-down as of December 31, 2019	(467,806)		(15,149)	(95,047)		(6,596)	—		—		(584,598)
Depreciation	(89,344)		(2,317)	(16,820)		(490)	—		—		(108,971)
Disposals	—		326	—		72	—		—		398
Currency translation differences	8,572		155	1,880		39	—		—		10,646
Assets held for sale (Note 36.2.2)	133		—	—		—	—		—		133
Depreciation and write-down as of December 31, 2020	(548,445)		(16,985)	(109,987)		(6,975)	—		—		(682,392)
Depreciation	(66,011)		(1,960)	(12,468)		(700)	—		—		(81,139)
Disposals	—		1,325	900		838	—		—		3,063
Currency translation differences	2,219		37	246		16	—		—		2,518
Assets held for sale (Note 36.3.1)	49,080		915	4,692		153	—		—		54,840
Depreciation and write-down as of December 31, 2021	(563,157)		(16,668)	(116,617)		(6,668)	—		—		(703,110)

Carrying amount as of December 31, 2019	363,131		4,400	77,460		5,174	69,587		48,036		567,788
Carrying amount as of December 31, 2020	420,172		3,722	87,842		5,467	18,848		78,614		614,665
Carrying amount as of December 31, 2021	394,775		2,044	84,560		4,994	27,204		100,470		614,047
(a)	Exploration wells movement and balances are shown in the table below; mining property associated with unproved reserves and resources, seismic and other exploratory assets amount to US$ 90,166,000 (US$ 75,485,000 in 2020 and US$ 44,047,000 in 2019).

Amounts in US$ ‘000	Total
Exploration wells as of December 31, 2019	3,989
Additions	11,016
Acquisitions	3,129
Write-offs	(7,947)
Transfers	(7,058)
Exploration wells as of December 31, 2020	3,129
Additions	25,795
Write-offs	(6,814)
Transfers	(11,806)
Exploration wells as of December 31, 2021	10,304

As of December 31, 2021, there were three exploratory wells that has been capitalized for a period less than a year amounting to US$ 10,304,000.

(b)	Corresponds to the effect of change in estimate of assets retirement obligations.
(c)	See Note 37.
(d)	Corresponds to five unsuccessful exploratory wells, four wells drilled in Argentina (Sierra del Nevado, Puelen and Aguada Baguales Blocks) and a well drilled in Brazil (POT-T-747 Block). The charge also includes the write-off of wells and other exploration costs incurred in previous years in the Argentinean Blocks for which no additional work would be performed. In addition, due to the results from REC-T-94, SEAL-T-268 and POT-T-747 Blocks (Brazil), during December 2019 the Group decided to relinquish these blocks so the associated investment was written off.
(e)	Corresponds to three unsuccessful exploratory wells drilled in the Isla Norte Block (Chile), Llanos 94 Block (Colombia) and CPO-5 Block (Colombia), and exploration costs incurred in previous years in the POT-T-619 Block (Brazil) for which no additional work would be performed. The charge also includes the write-off of seismic and other exploration costs incurred in previous years in the Fell, Campanario, Flamenco and Isla Norte Blocks (Chile), where, as a result of the drilling campaign performed during 2020 and in accordance with the Group’s accounting policy, it cannot be clearly demonstrated that the carrying value of the investment is recoverable.
(f)	Corresponds to two unsuccessful exploratory wells drilled in the Llanos 32 Block (Colombia), other exploration costs incurred in the Fell Block (Chile), an exploratory well drilled in previous years in the CPO-5 Block (Colombia) and other exploration costs incurred in previous years in the PUT-30 Block (Colombia) for which no additional work would be performed.
(g)	Corresponds to the final closing of the sale of the La Cuerva and Yamu Blocks (Colombia).